Reserves	12 Months Ended
Dec. 31, 2021
Reserves [Abstract]
Reserves	Reserves
Share capital
Share capital represents the nominal value of shares that have been issued.
Share premium
Share premium is the excess amount received by the Company over the par value of shares issued.
Foreign exchange reserve
Comprises translation differences arising from the translation of financial statements of the Group’s foreign entities into GBP.
Share based payment reserve
Represents share options awarded by the Group and company.
Retained earnings/accumulated losses
Retained earnings/accumulated losses comprise the Group's undistributed earnings after taxes in addition to amounts generated as a result of the Group's corporate reorganisation.
Fair value reserve
The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVOCI until the investments are derecognised or impaired.
Merger reserve
The merger reserve arose as a result of group reorganisation transactions and represents the difference between the equity of Exscientia plc and Exscientia AI Limited at the point at which the share for share exchange was executed.